Note 4 - Other Receivables	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Receivables [Text Block]
4—OTHER
RECEIVABLES

Other receivables consist of the following:

	December 31,
	2018	2017
Research and development tax credit receivable from the French State	685	560
Value-added taxes receivable	390	216
Other receivables from Government and public authorities	233	238
Others	126	52
Total	1,434	1,066